GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill [Line Items]
Goodwill impairment charge	$ 995
Weighted-average remaining amortization period for intangibles	7 years 3 months 18 days
Durum Wheat [Member]
Goodwill [Line Items]
Goodwill impairment charge	$ 995